Disclosure of Fair Value of Convertible Notes and Warrants (Details) - USD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
IfrsStatementLineItems [Line Items]
Fair value loss	$ (10,794)
Convertible Notes and Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value loss	$ (10,794)